Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management [Abstract]
Financial risk management
Note 3.- Financial risk management

Atlantica’s activities are exposed to various financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. Risk is managed by the Company’s Risk Finance and Compliance Departments, which are responsible for identifying and evaluating financial risks quantifying them by project, region and company, in accordance with mandatory internal management rules. Written internal policies exist for global risk management, as well as for specific areas of risk. In addition, there are official written management regulations regarding key controls and control procedures for each company and the implementation of these controls is monitored through internal audit procedures.

a)	Market risk

The Company is exposed to market risk, such as movement in foreign exchange rates and interest rates. All of these market risks arise in the normal course of business and the Company does not carry out speculative operations. For the purpose of managing these risks, the Company uses a series of interest rate swaps and options, and currency options. None of the derivative contracts signed has an unlimited loss exposure.

-	Interest rate risk

Interest rate risk arises when the Company’s activities are exposed to changes in interest rates, which arises from financial liabilities at variable interest rates. The main interest rate exposure for the Company relates to the variable interest rate with reference to the Libor, Euribor and RFRs. To minimize the interest rate risk, the Company primarily uses interest rate swaps and interest rate options (caps), which, in exchange for a fee, offer protection against an increase in interest rates. The Company does not use derivatives for speculative purposes.

As a result, the notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, are very diverse, including the following:

o	Project debt in Euros: the Company hedges between 75% and 100% of the notional amount with headges maturing up to 2038 and average guaranteed strike interest rates of between 0.00% and 4.87%.
o	Project debt in U.S. dollars: the Company hedges between 75% and 100% of the notional amount with headges maturing up to 2038 and average guaranteed strike interest rates of between 0.86% and 5.89%.

In connection with the interest rate derivative positions of the Company, the most significant impacts on these Consolidated Financial Statements are derived from the changes in EURIBOR or LIBOR, which represent the reference interest rate for most of the debt of the Company. In the event that Euribor and Libor had risen by 25 basis points as of December 31, 2021, with the rest of the variables remaining constant, the effect in the consolidated income statement would have been a loss of $2,495 thousand (a loss of $2,897 thousand in 2020 and a loss of $2,745 thousand in 2019) and an increase in hedging reserves of $22,440 thousand ($22,130 thousand in 2020 and $27,570 thousand in 2019). The increase in hedging reserves would be mainly due to an increase in the fair value of interest rate swaps designated as hedges.

A breakdown of the interest rates derivatives as of December 31, 2021 and 2020, is provided in Note 9.

-	Currency risk

The main cash flows in the entities included in these Consolidated Financial Statements are cash collections arising from long-term contracts with clients and debt payments arising from project finance repayment. Given that financing of the projects is always closed in the same currency in which the contract with client is signed, a natural hedge exists for the main operations of the Company.

In addition, the Company policy is to contract currency options with leading financial institutions, which guarantee a minimum Euro-U.S. dollar exchange rate on the net distributions expected from solar assets in Spain. The net Euro exposure is 100% hedged for the coming 12 months and 75% for the following 12 months on a rolling basis.

b)	Credit risk

The Company considers that it has a limited credit risk with clients as revenues primarily derive from power purchase agreements with electric utilities and state-owned entities.

c)	Liquidity risk

Atlantica’s liquidity and financing policy is intended to ensure that the Company maintains sufficient funds to meet its financial obligations as they fall due.

Project finance borrowing permits the Company to finance the project through project debt and thereby insulate the rest of its assets from such credit exposure. The Company incurs in project-finance debt on a project-by-project basis.

The repayment profile of each project is established on the basis of the projected cash flow generation of the business. This ensures that sufficient financing is available to meet deadlines and maturities, which mitigates the liquidity risk significantly.

Corporate and Project debt repayment schedules are disclosed in Note 14 and 15, respectively.